Related Party Transactions; Acquisition of PT. Kinerja Indonesia (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	May 09, 2017	Dec. 31, 2016
Accrued interest percentage						8.00%
Accrued expenses						$ 51,759
Payments to acquisition of business	$ 1,200,000
Net value of company		$ 531,830	$ 1,763,608	$ 3,032,602	$ 1,914,358
Common stock, shares authorized		500,000,000		500,000,000		500,000,000		500,000,000
Common stock, par value		$ 0.0001		$ 0.0001		$ 0.001		$ 0.0001
Common stock, shares issued		67,992,126		67,992,126		15,803,021		8,627,013
Common stock, shares outstanding		18,415,030		18,415,030		12,461,036		8,627,013
PT. Kinerja Indonesia [Member]
Payments to acquisition of business	$ 1,200,000
Note payable, term	24 months
Debt instrument fixed interest rate	6.00%
Net value of company				$ 16,700
Ownership interest rate	75.00%	75.00%		75.00%
Common stock, shares authorized	20,000,000	20,000,000		20,000,000
Common stock, par value	$ 0.001	$ 0.001		$ 0.001
Common stock, shares issued	18,000,000	18,000,000		18,000,000
Common stock, shares outstanding	18,000,000	18,000,000		18,000,000
PT. Kinerja Indonesia [Member] | Edwin Ng [Member]
Number of shares owned	13,500,000	13,500,000		13,500,000
PT. Kinerja Indonesia [Member] | Mr. Henful [Member]
Number of shares owned	1,800,000	1,800,000		1,800,000
PT. Kinerja Indonesia [Member] | Mr. Eric Wibowo [Member]
Number of shares owned	900,000	900,000		900,000
PT. Kinerja Indonesia [Member] | PT. Adelyus Anugerah Abadi [Member]
Number of shares owned	1,800,000	1,800,000		1,800,000
Chief Executive Officer [Member]
Accounts payable due to related party		$ 51,779		$ 51,779
Loans payable		50,000		50,000		$ 50,000
Expenses paid				$ 1,779		$ 2,673
Accrued interest percentage				8.00%
Accrued expenses		2,992		$ 2,992
Due to related parties		$ 119,340		$ 119,340
Debt instrument fixed interest rate							8.00%